15. Legal Proceedings	12 Months Ended
Mar. 31, 2018
Notes
15. Legal Proceedings

15.  Legal Proceedings

On January 19, 2017 the Company entered into an exclusive option and remediation agreement with Ultroid, LLC, Ultroid Marketing Development Corporation, and Ultroid Technologies, Inc. (Collectively, "Ultroid entities").  Ultroid has agreed to grant the Company an exclusive option to purchase the Ultroid assets for $1,000,000 in cash and 500,000 shares of the Company's common stock.  The option is granted by Ultroid in exchange for the Company's agreement to perform certain remediation tasks with respect to the Ultroid Assets and the Company's agreement to stay arbitration proceedings initiated by the Company against Ultroid the option period.

On September 22, 2017, the Ultroid entities sent a letter to the Company purporting to claim that the option period under the Exclusive Option and Remediation Agreement had expired.  The Company disputed the Ultroid Entities' claims and filed suit against Ultroid entities in the United States District Court for the Middle District of Florida (civil action No. 8:17-cv-02422-JDW-TBM) claiming that the Ultroid entities had breached the Exclusive Option and Remediation Agreement and the Security Agreement.  In this suit, the Company seeks damages in excess of $2 million and foreclosure of the Company's security interest in the secured assets related to the Ultroid product.  The Ultroid entities brought a motion to dismiss the Company's claims on November 20, 2017 and the Court denied their motion on February 8, 2018.

On February 22, 2018, the Ultroid entities answered the Company's complaint and filed counterclaims alleging that the Company had, in the course of entering into the Exclusive Option and Remediation Agreement and Security Interest, violated the Florida Deceptive and Unfair Trade Practices Act, the Racketeering Influenced and Corrupt Organizations Act, and Florida's Civil Remedies for Criminal Practices Act and engaged in conspiracy and fraud in the inducement; the Ultroid entities additionally alleged that the Company had breached the Exclusive Option and Remediation Agreement.  The Company denied all of the Counterclaims of the Ultroid Entities in its Reply on March 15, 2018.

On May 15, 2018 the Company moved for judgment on the pleadings with respect to all of the Ultroid entities' Counterclaims alleging fraud, conspiracy and violations of the Florida Deceptive and Unfair Trade Practices Act, the Racketeering Influenced and Corrupt Organizations Act, and Florida's Civil Remedies for Criminal Practices Act as lacking foundation in law or fact.  The Company's motion for judgment on the pleadings is fully briefed by the parties and remains pending before the Court.  Fact discovery is ongoing in the case and trial is scheduled for April 1, 2019.